Significant Restructuring and Impairment Costs (Changes in Company's Restructuring Reserve) (Detail) $ in Millions	12 Months Ended				48 Months Ended
	Sep. 30, 2016 USD ($) Plant Employees	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2016 USD ($) Plant Employees
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	$ 288	$ 215	$ 165
Restructuring and Related Cost, Expected Number of Positions Eliminated | Employees					7,700
Restructuring and Related Cost, Number of Positions Eliminated, Inception to Date | Employees	4,700				4,700
Restructuring And Related Cost Expected Number Of Plants To Be Closed | Plant	8
Number Of Plants Closed | Plant	1				1
Transfer From Held for Sale | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment			31
2016 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]

	Employee Severance and Termination Benefits	Long-Lived Asset Impairments	Other	Currency Translation	Total

Original Reserve	$368	$190	$62	$—	$620
Acquired Tyco restructuring reserves	78	—	—		78
Utilized—cash	(32)	—	—	—	(32)
Utilized—noncash	—	(190)	(32)	1	(221)
Balance at September 30, 2016	$414	$—	$30	$1	$445

Restructuring and impairment costs	$ 620
Utilized - cash	(32)
Utilized - noncash	(221)
Restructuring reserve, ending balance	445				$ 445
2016 Restructuring Plan [Member] | Fixed Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	190
Utilized - cash	0
Utilized - noncash	(190)
Restructuring reserve, ending balance	0				0
2016 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	62
Utilized - cash	0
Utilized - noncash	(32)
Restructuring reserve, ending balance	30				30
2016 Restructuring Plan [Member] | Currency Translation
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	0
Utilized - cash	0
Utilized - noncash	1
Restructuring reserve, ending balance	1				1
2016 Restructuring Plan [Member] | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	368
Utilized - cash	(32)
Utilized - noncash	0
Restructuring reserve, ending balance	414				414
2016 Restructuring Plan [Member] | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	288
Committed restructuring liabilities assumed from Tyco Merger [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	78
Committed restructuring liabilities assumed from Tyco Merger [Member] | Fixed Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	0
Committed restructuring liabilities assumed from Tyco Merger [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	0
Committed restructuring liabilities assumed from Tyco Merger [Member] | Currency Translation
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs
Committed restructuring liabilities assumed from Tyco Merger [Member] | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	$ 78
2015 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the changes in the Company’s 2015 Plan reserve (in millions):

	Employee Severance and Termination Benefits	Long-Lived Asset Impairments	Other	Total

Original Reserve	$191	$183	$23	$397
Utilized—noncash	—	(183)	—	(183)
Balance at September 30, 2015	$191	$—	$23	$214
Utilized—cash	(74)	—	(23)	(97)
Balance at September 30, 2016	$117	$—	$—	$117

Restructuring and impairment costs		397
Restructuring reserve, beginning balance	$ 214
Utilized - cash	(97)
Utilized - noncash		(183)
Restructuring reserve, ending balance	117	214			117
2015 Restructuring Plan | Fixed Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		183
Restructuring reserve, beginning balance	0
Utilized - cash	0
Utilized - noncash		(183)
Restructuring reserve, ending balance	0	0			0
2015 Restructuring Plan | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		23
Restructuring reserve, beginning balance	23
Utilized - cash	(23)
Utilized - noncash		0
Restructuring reserve, ending balance	0	23			0
2015 Restructuring Plan | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		191
Restructuring reserve, beginning balance	191
Utilized - cash	(74)
Utilized - noncash		0
Restructuring reserve, ending balance	$ 117	191			117
2015 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		215
2014 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the changes in the Company’s 2014 Plan reserve (in millions):

	Employee Severance and Termination Benefits	Long-Lived Asset Impairments	Goodwill Impairment	Other	Currency Translation	Total

Original Reserve	$191	$134	$47	$5	$—	$377
Utilized—cash	(8)	—	—	—	—	(8)
Utilized—noncash	—	(134)	(47)	—	(6)	(187)
Balance at September 30, 2014	$183	$—	$—	$5	$(6)	$182
Utilized—cash	(65)	—	—	(5)	—	(70)
Utilized—noncash	—	—	—	—	(13)	(13)
Balance at September 30, 2015	$118	$—	$—	$—	$(19)	$99
Utilized—cash	(74)	—	—	—	—	(74)
Utilized—noncash	—	—	—	—	(2)	(2)
Balance at September 30, 2016	$44	$—	$—	$—	$(21)	$23

Restructuring and impairment costs			377
Restructuring reserve, beginning balance	$ 99	182
Utilized - cash	(74)	(70)	(8)
Utilized - noncash	(2)	(13)	(187)
Restructuring reserve, ending balance	23	99	182		23
2014 Restructuring Plan | Fixed Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			134
Restructuring reserve, beginning balance	0	0
Utilized - cash	0	0	0
Utilized - noncash	0	0	(134)
Restructuring reserve, ending balance	0	0	0		0
2014 Restructuring Plan | Goodwill Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			47
Restructuring reserve, beginning balance	0	0
Utilized - cash	0	0	0
Utilized - noncash	0	0	(47)
Restructuring reserve, ending balance	0	0	0		0
2014 Restructuring Plan | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			5
Restructuring reserve, beginning balance	0	5
Utilized - cash	0	(5)	0
Utilized - noncash	0	0	0
Restructuring reserve, ending balance	0	0	5		0
2014 Restructuring Plan | Currency Translation
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			0
Restructuring reserve, beginning balance	(19)	(6)
Utilized - cash	0	0	0
Utilized - noncash	(2)	(13)	(6)
Restructuring reserve, ending balance	(21)	(19)	(6)		(21)
2014 Restructuring Plan | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			191
Restructuring reserve, beginning balance	118	183
Utilized - cash	(74)	(65)	(8)
Utilized - noncash	0	0	0
Restructuring reserve, ending balance	$ 44	118	183		44
2014 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			165
2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the changes in the Company’s 2013 Plan reserve (in millions):

	Employee Severance and Termination Benefits	Long-Lived Asset Impairments	Goodwill Impairment	Other	Currency Translation	Total

Original Reserve	$392	$156	$430	$7	$—	$985
Utilized—cash	(26)	—	—	—	—	(26)
Utilized—noncash	—	(156)	(430)	(4)	4	(586)
Transfer to liabilities held for sale	(31)	—	—	—	—	(31)
Balance at September 30, 2013	$335	$—	$—	$3	$4	$342
Utilized—cash	(144)	—	—	(3)	—	(147)
Utilized—noncash	—	—	—	—	(11)	(11)
Transfer from liabilities held for sale	31	—	—	—	—	31
Transfer to liabilities held for sale	(24)	—	—	—	—	(24)
Balance at September 30, 2014	$198	$—	$—	$—	$(7)	$191
Utilized—cash	(113)	—	—	—	—	(113)
Utilized—noncash	—	—	—	—	(10)	(10)
Balance at September 30, 2015	$85	$—	$—	$—	$(17)	$68
Utilized—cash	(43)	—	—	—	—	(43)
Utilized—noncash	—	—	—	—	(1)	(1)
Balance at September 30, 2016	$42	$—	$—	$—	$(18)	$24

Restructuring and impairment costs				$ 985
Restructuring reserve, beginning balance	$ 68	191	342
Utilized - cash	(43)	(113)	(147)	(26)
Utilized - noncash	(1)	(10)	(11)	(586)
Restructuring reserve, ending balance	24	68	191	342	24
2013 Restructuring Plan | Fixed Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs				156
Restructuring reserve, beginning balance	0	0	0
Utilized - cash	0	0	0	0
Utilized - noncash	0	0	0	(156)
Restructuring reserve, ending balance	0	0	0	0	0
2013 Restructuring Plan | Goodwill Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs				430
Restructuring reserve, beginning balance	0	0	0
Utilized - cash	0	0	0	0
Utilized - noncash	0	0	0	(430)
Restructuring reserve, ending balance	0	0	0	0	0
2013 Restructuring Plan | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs				7
Restructuring reserve, beginning balance	0	0	3
Utilized - cash	0	0	(3)	0
Utilized - noncash	0	0	0	(4)
Restructuring reserve, ending balance	0	0	0	3	0
2013 Restructuring Plan | Currency Translation
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs				0
Restructuring reserve, beginning balance	(17)	(7)	4
Utilized - cash	0	0	0	0
Utilized - noncash	(1)	(10)	(11)	4
Restructuring reserve, ending balance	(18)	(17)	(7)	4	(18)
2013 Restructuring Plan | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs				392
Restructuring reserve, beginning balance	85	198	335
Utilized - cash	(43)	(113)	(144)	(26)
Utilized - noncash	0	0	0	0
Restructuring reserve, ending balance	42	85	198	335	$ 42
2013 Restructuring Plan | Transfer To Held for Sale [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			(24)	(31)
2013 Restructuring Plan | Transfer To Held for Sale [Member] | Fixed Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			0	0
2013 Restructuring Plan | Transfer To Held for Sale [Member] | Goodwill Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			0	0
2013 Restructuring Plan | Transfer To Held for Sale [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			0	0
2013 Restructuring Plan | Transfer To Held for Sale [Member] | Currency Translation
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			0	0
2013 Restructuring Plan | Transfer To Held for Sale [Member] | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			(24)	(31)
2013 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs				$ 191
2013 Restructuring Plan | Transfer From Held for Sale
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment			31
2013 Restructuring Plan | Transfer From Held for Sale | Fixed Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment			0
2013 Restructuring Plan | Transfer From Held for Sale | Goodwill Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment			0
2013 Restructuring Plan | Transfer From Held for Sale | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment			0
2013 Restructuring Plan | Transfer From Held for Sale | Currency Translation
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment			0
2013 Restructuring Plan | Transfer From Held for Sale | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment			31
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	161	166	7
Restructuring and Related Cost, Expected Number of Positions Eliminated | Employees					600
Building Efficiency
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Number of Positions Eliminated | Employees					6,200
Power Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	$ 66	$ 11	$ 16
Restructuring and Related Cost, Expected Number of Positions Eliminated | Employees					900